ORGANIZATION, DESCRIPTION OF BUSINESS, AND GOING CONCERN (Details)															3 Months Ended					12 Months Ended
	May 10, 2024 USD ($)	May 07, 2024 USD ($) item $ / shares	Apr. 13, 2024 USD ($)	Apr. 11, 2024 USD ($)	Mar. 11, 2024 USD ($)	Feb. 09, 2024 USD ($)	Jan. 08, 2024 USD ($)	Dec. 11, 2023 USD ($)	Nov. 09, 2023 USD ($)	Nov. 06, 2023 USD ($) item $ / shares shares	Aug. 11, 2023 USD ($)	Jun. 11, 2023 item $ / shares	May 09, 2023 USD ($)	May 13, 2022 USD ($) $ / shares shares	Mar. 31, 2024 USD ($) item $ / shares shares	Nov. 13, 2023	Nov. 13, 2023	Aug. 13, 2023	Mar. 31, 2023 USD ($)	Dec. 31, 2023 USD ($) item $ / shares shares	Dec. 31, 2022 USD ($) $ / shares
ORGANIZATION, DESCRIPTION OF BUSINESS, AND GOING CONCERN
Number of initial businesses combination minimum | item															1					1
Maximum number of times that the period to consummate the initial business combination can be extended | item										6		6
Term by which the period to consummate initial business combination shall be extended each time										1 month		1 month
Maximum payment to be made by ConnectM for each monthly extension										$ 414,000
Aggregate payment to be made by ConnectM for all monthly extensions										$ 2,484,000
Number of monthly extensions available to consummate initial business combination | item										6
Maximum payment for each then-outstanding share of Common Stock to be made by ConnectM for each monthly extension | $ / shares										$ 0.045		$ 0.045
Amount held in trust account															$ 80,714,142					$ 78,702,824	$ 94,209,804
Common stock, par value (in dollars per share) | $ / shares															$ 0.0001					$ 0.0001
Exercise price of warrant (in dollars per share) | $ / shares															$ 1.00					$ 1.00
Aggregate purchase price																				$ 0	3,040,000
Transaction costs															$ 8,698,910					8,698,910
Underwriting fees															920,000					920,000
Deferred underwriting commissions payable to underwriter															3,680,000					3,680,000
Estimated fair value of representative share															622,882					622,882
Fair value of transferred units														$ 2,508,632	2,508,632					2,508,632
Other offering costs															967,396					967,396
Cash															3,696					5,947	5,938
Shares subject to possible redemption, transaction costs															8,139,659					8,139,659
Investment of cash into Trust Account															$ 977,147					$ 2,491,431	92,920,000
Investments maximum maturity term														185 days
Threshold minimum aggregate fair market value of asset held in trust account (in percent)															80.00%					80.00%
Ownership interest to be acquired on post-transaction company															50.00%					50.00%
Minimum net tangible asset up on consummation of business combination															$ 5,000,001					$ 5,000,001
Redemption limitation										$ 5,000,001
Maximum percentage of shares that can be redeemed without prior consent of the Company															15.00%					15.00%
Obligation to redeem Public Shares if entity does not complete a Business Combination (as a percent)															100.00%					100.00%
Current extension period	1 month			1 month	1 month	1 month	1 month	1 month	1 month	1 month		1 month
Additional extension payment by connect	$ 315,416		$ 325,715	$ 325,715	$ 325,715	$ 325,715	$ 325,715	$ 325,715	$ 325,715
Threshold period to complete business combination															24 months					24 months
Extended period to consummate initial business combination																3 months	3 months	3 months
First Extension Payment													$ 920,000
Deferred credit recognized for First Extension Payment											$ 920,000
Deferred credit - term extension fee funded by acquisition target company													$ 920,000		$ 3,468,578					$ 2,491,431
Second Extension Payment											920,000
Deferred credit recognized for Second Extension Payment											$ 920,000
Maximum amount of interest and dividends earned in trust account															100,000					100,000
Redemption of investments in Trust Account for franchise taxes															1,588,710					1,588,710	0
Outstanding working capital loan																				739,457
Working Capital Loans received from ConnectM															0					445,000	0
Withdrew dividend and interest income earned from Trust Account															0				$ 200,000	$ 1,588,710	$ 0
First Amendment
ORGANIZATION, DESCRIPTION OF BUSINESS, AND GOING CONCERN
Maximum number of times that the period to consummate the initial business combination can be extended | item										6
Term by which the period to consummate initial business combination shall be extended each time										1 month
Maximum payment to be made by ConnectM for each monthly extension										$ 414,000
Aggregate payment to be made by ConnectM for all monthly extensions										$ 2,484,000
Number of monthly extensions available to consummate initial business combination | item										6
Maximum payment for each then-outstanding share of Common Stock to be made by ConnectM for each monthly extension | $ / shares										$ 0.045
Current extension period										1 month
Second Amendment
ORGANIZATION, DESCRIPTION OF BUSINESS, AND GOING CONCERN
Maximum number of times that the period to consummate the initial business combination can be extended | item		6
Term by which the period to consummate initial business combination shall be extended each time		1 month
Maximum payment to be made by ConnectM for each monthly extension		$ 325,715								$ 325,715
Aggregate payment to be made by ConnectM for all monthly extensions										$ 1,954,290
Maximum payment for each then-outstanding share of Common Stock to be made by ConnectM for each monthly extension | $ / shares		$ 0.045
Maximum term upto which the period to consummate the initial business combination will be extended										6 months
Sponsor | Working capital loans
ORGANIZATION, DESCRIPTION OF BUSINESS, AND GOING CONCERN
Outstanding working capital loan															$ 1,119,457
Class A common stock
ORGANIZATION, DESCRIPTION OF BUSINESS, AND GOING CONCERN
Common stock, par value (in dollars per share) | $ / shares															$ 0.0001					$ 0.0001	$ 0.0001
Purchase of shares | shares														138,000
Class A common stock subject to possible redemption
ORGANIZATION, DESCRIPTION OF BUSINESS, AND GOING CONCERN
Number of shares redeemed | shares										1,961,875
Amount removed from Trust Account for redemption										$ 20,961,169
Redemption price per share | $ / shares										$ 10.68
Class A common stock subject to possible redemption | First Amendment
ORGANIZATION, DESCRIPTION OF BUSINESS, AND GOING CONCERN
Number of shares redeemed | shares										1,961,875
Amount removed from Trust Account for redemption										$ 20,961,169
Redemption price per share | $ / shares										$ 10.68
Class A common stock subject to possible redemption | Second Amendment
ORGANIZATION, DESCRIPTION OF BUSINESS, AND GOING CONCERN
Number of shares redeemed | shares										228,878
Amount removed from Trust Account for redemption										$ 2,567,092
Redemption price per share | $ / shares										$ 11.22
Warrants | Class A common stock
ORGANIZATION, DESCRIPTION OF BUSINESS, AND GOING CONCERN
Number of shares issuable per warrant | shares															1					1
Exercise price of warrant (in dollars per share) | $ / shares															$ 11.50					$ 11.50
Public Warrants
ORGANIZATION, DESCRIPTION OF BUSINESS, AND GOING CONCERN
Warrants, transaction costs															$ 152,515					$ 152,515	$ 152,515
Warrant Rights
ORGANIZATION, DESCRIPTION OF BUSINESS, AND GOING CONCERN
Number of common shares unit | shares														0.1
Warrants, transaction costs															$ 406,736					$ 406,736
Initial public offering
ORGANIZATION, DESCRIPTION OF BUSINESS, AND GOING CONCERN
Number of units sold | shares														9,200,000
Number of common shares unit | shares														0.10
Purchase price (in dollars per share) | $ / shares														$ 10.00
Proceeds from issuance initial public offering														$ 92,000,000
Estimated fair value of representative share														622,882
Cash														$ 923,563
Share price per unit | $ / shares														$ 10.10
Investment of cash into Trust Account														$ 92,920,000
Extension price per unit | $ / shares																				$ 414,000
Initial public offering | Anchor investor
ORGANIZATION, DESCRIPTION OF BUSINESS, AND GOING CONCERN
Purchase price (in dollars per share) | $ / shares														$ 10.00
Number of shares issued | shares														600,000
Share price per unit | $ / shares														$ 0.009
Purchase of shares | shares														9,108,000
Initial public offering | Class A common stock
ORGANIZATION, DESCRIPTION OF BUSINESS, AND GOING CONCERN
Number of shares in a unit | shares														1
Common stock, par value (in dollars per share) | $ / shares														$ 0.0001
Initial public offering | Warrants
ORGANIZATION, DESCRIPTION OF BUSINESS, AND GOING CONCERN
Exercise price of warrant (in dollars per share) | $ / shares														$ 11.50
Initial public offering | Warrants | Class A common stock
ORGANIZATION, DESCRIPTION OF BUSINESS, AND GOING CONCERN
Number of warrants in a unit | shares														1
Number of shares issuable per warrant | shares														1
Initial public offering | Public Warrants
ORGANIZATION, DESCRIPTION OF BUSINESS, AND GOING CONCERN
Number of warrants in a unit | shares														1
Initial public offering | Public Warrants | Class A common stock
ORGANIZATION, DESCRIPTION OF BUSINESS, AND GOING CONCERN
Number of shares issuable per warrant | shares														1
Exercise price of warrant (in dollars per share) | $ / shares														$ 11.50
Private Placement | Private placement warrants | Sponsor
ORGANIZATION, DESCRIPTION OF BUSINESS, AND GOING CONCERN
Sale of Private Placement Warrants (in shares) | shares														3,040,000
Price of warrant (in dollars per share) | $ / shares														$ 1.00
Aggregate purchase price														$ 3,040,000
Private Placement | Private placement warrants | Class A common stock
ORGANIZATION, DESCRIPTION OF BUSINESS, AND GOING CONCERN
Number of shares issuable per warrant | shares														1
Over-allotment option
ORGANIZATION, DESCRIPTION OF BUSINESS, AND GOING CONCERN
Number of units sold | shares														1,200,000